Significant accounting policies - Additional information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Significant accounting policies [Line Items]
Transfer From Property Furniture and Equipment to Investment property	S/ 9,357,000	S/ 1,615,000
Bottom of range [member]
Disclosure of Significant accounting policies [Line Items]
Intangible asset, amortization period	4 years
Top of range [member]
Disclosure of Significant accounting policies [Line Items]
Intangible asset, amortization period	5 years